UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04722

Provident Mutual Funds, Inc.
--------------------
(Exact name of Registrant as specified in charter)

N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
--------------------
(Address of principal executive offices) (Zip code)

J. Scott Harkness
Provident Trust Company
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188
--------------------
(Name and address of agent for service)

1-855-739-9950
--------------------
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 88.2% (a)
	Airlines - 6.3%
143,610	Southwest Airlines Co.	$9,399,275
	Commercial Services, Finance - 3.9%
79,760	PayPal Holdings, Inc.*	5,871,931
	Computer Services - 14.3%
62,760	Accenture PLC, Cl A	9,607,928
166,340	Cognizant Technology Solutions Corp., Cl A	11,813,467
		21,421,395
	Distribution/Wholesale - 2.0%
55,100	Fastenal Co.	3,013,419
	Finance, Credit Card - 10.3%
136,110	Visa Inc.	15,519,262
	Finance, Investment Banker/Broker - 4.2%
123,010	The Charles Schwab Corp.	6,319,024
	Investment Management/Advisory Services - 5.8%
82,700	T. Rowe Price Group Inc.	8,677,711
	Medical, Health Maintenance Organization - 7.1%
48,470	UnitedHealth Group Inc.	10,685,696
	Retail, Building Products - 6.0%
47,530	The Home Depot, Inc.	9,008,361
	Retail, Discount - 4.1%
33,110	Costco Wholesale Corp.	6,162,433
	Retail, Major Department Stores - 5.1%
99,960	The TJX Companies, Inc.	7,642,942
	Super-Regional Banks - United States - 6.5%
68,120	PNC Financial Services Group, Inc.	9,829,035
	Web Portals/Internet Service Providers - 12.6%
9,000	Alphabet, Inc., Cl A*	9,480,600
9,000	Alphabet, Inc., Cl C*	9,417,600
		18,898,200
	Total common stocks (cost $44,771,968)	132,448,684

SHORT-TERM INVESTMENTS - 11.8% (a)
	Money Market Fund - 4.5%
6,733,365	Invesco Treasury Portfolio, Institutional Class, 1.19% ^	6,733,365
	Total money market fund (cost $6,733,365)	6,733,365
	U.S. Treasury Securities - 7.3%
$5,000,000	U.S. Treasury Bills, 1.260%, due 3/15/18 †	4,987,050
6,000,000	U.S. Treasury Bills, 1.483%, due 6/21/18 †	5,957,500
	Total U.S. treasury securities (cost $10,946,939)	10,944,550
	Total short-term investments (cost $17,680,304)	17,677,915
	Total investments - 100.0% (cost $62,452,272)	150,126,599
	Other assets, less liabilities - 0.0% (a)	17,175
	TOTAL NET ASSETS - 100.0%	$150,143,774

(a)	Percentages for the various classifications relate to total net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7 day yield as of December 31, 2017.
†	The rate shown is as of December 31, 2017.
PLC	- Public Limited Company

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2017, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$132,448,684
	Short-Term Money Market Fund	6,733,365
	Total Level 1	139,182,049
Level 2 –	Short-Term U.S. Treasury Securities	10,944,550
Level 3 –		---
Total		$150,126,599

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. During the period ended December 31, 2017, the Fund did not recognize any transfers between levels. The Fund did not invest in any level 3 investments during the reporting period.

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Provident Mutual Funds, Inc.

By (Signature and Title)	/s/J. Scott Harkness
J. Scott Harkness, President/Principal Executive Officer

Date    February 9, 2018

By (Signature and Title)	/s/Michael A. Schelble
Michael A. Schelble, Treasurer/Principal Financial Officer

Date    February 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Scott Harkness
J. Scott Harkness, President/Principal Executive Officer

Date    February 9, 2018

By (Signature and Title)	/s/Michael A. Schelble
Michael A. Schelble, Treasurer/Principal Financial Officer

Date    February 9, 2018